CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of balance sheets

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	598	4,712	739
Amounts due from subsidiaries and Affiliated Entities	6,909,695	6,855,545	1,075,785
Prepayments and other current assets	228	130	20
Total current assets	6,910,521	6,860,387	1,076,544

Total assets	6,910,521	6,860,387	1,076,544

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	7,449	8,038	1,261
Total current liabilities	7,449	8,038	1,261
Non-current liabilities
Investment deficit in subsidiaries and Affiliated Entities	5,518,393	5,583,205	876,127
Total non-current liabilities	5,518,393	5,583,205	876,127
Total liabilities	5,525,842	5,591,243	877,388

Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2020 and 2021; 389,331,544 shares (including 371,958,044 Class A shares and 17,373,500 Class B shares) and 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2020 and 2021)	249	249	39
Less: Treasury stock (18,842,688 shares and 18,266,523 shares as of December 31, 2020 and 2021, respectively)	(302,916)	(293,795)	(46,103)
Additional paid-in capital	9,125,689	9,125,748	1,432,029
Accumulated other comprehensive income	275,012	271,821	42,655
Accumulated deficit	(7,713,355)	(7,834,879)	(1,229,464)
Total Tuniu Corporation shareholders’ equity	1,384,679	1,269,144	199,156
Total liabilities and equity	6,910,521	6,860,387	1,076,544

Schedule of statements of comprehensive loss

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(d))
Operating expenses
General and administrative	(3,903)	(4,293)	(3,688)	(579)
Total operating expenses	(3,903)	(4,293)	(3,688)	(579)
Loss from operations	(3,903)	(4,293)	(3,688)	(579)
Share of loss of subsidiaries and affiliated entities	(689,252)	(1,301,972)	(124,832)	(19,589)
Other income/(expenses)
Foreign exchange (losses)/gains, net	(2,457)	(2,922)	4,669	733
Other income, net	1,047	1,231	2,327	365
Loss before income tax expense	(694,565)	(1,307,956)	(121,524)	(19,070)

Net loss	(694,565)	(1,307,956)	(121,524)	(19,070)
Accretion on redeemable noncontrolling interests	(4,634)	—	—	—
Net loss attributable to ordinary shareholders	(699,199)	(1,307,956)	(121,524)	(19,070)

Net loss	(694,565)	(1,307,956)	(121,524)	(19,070)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	9,705	(18,772)	(3,191)	(501)
Comprehensive loss	(684,860)	(1,326,728)	(124,715)	(19,571)

Schedule of statements of cash flows

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(d))
Cash used in operating activities	(4,739)	(4,779)	(2,341)	(369)
Cash provided by investing activities	18,268	5,292	6,020	945
Cash (used in)/provided by financing activities	(13,438)	(250)	373	59

Effect of exchange rate changes on cash, cash equivalents and restricted cash	(5)	(1)	62	10
Net increase in cash, cash equivalents and restricted cash	86	262	4,114	645
Cash, cash equivalents and restricted cash at the beginning of year	250	336	598	94
Cash, cash equivalents and restricted cash at the end of year	336	598	4,712	739
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(55)	(45)	(28)	(4)